Other Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Debt Tables [Abstract]
Other Long-term Debt [Table Text Block]
	At December 31,
(dollar amounts in thousands)	2013		2012
2.60% Huntington Bancshares Incorporated senior note due 2018	$397,306	$	---
1.30% Huntington National Bank senior note due 2016	497,317		---
1.35% Huntington National Bank senior note due 2016	349,858		---
4.95% Huntington National Bank medium-term notes due 2018	39,497		41,557
0.88% Securitization trust notes payable due 2018(2)	---		2,086
2.52% Class B preferred securities of subsidiary, no maturity (1)	65,000		65,000
7.88% Class C preferred securities of subsidiary, no maturity	---		50,000
Other	141		141
Total other long-term debt	$1,349,119		$158,784

(1) Variable effective rate at December 31, 2013, based on one month LIBOR + 2.35 or 2.52%.
(2) Variable effective rate at December 31, 2012, based on one month LIBOR + 0.67 or 0.88%.

Annual Maturities Of Long Term Debt [Table Text Block]
Other long-term
(dollar amounts in thousands)	debt maturities
2014	$141
2015	---
2016	850,000
2017	---
2018	435,000
and thereafter	65,000